Annual Fund Operating Expenses - Class I2 - Transamerica Intermediate Bond - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.42%